Loans and Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Composition of Loan and Lease Portfolio
The following table sets forth the composition of the loan portfolio at the dates indicated:

	March 31, 2021		December 31, 2020
(dollars in thousands)	Amount	Percent of Loans Held for Investment	Amount	Percent of Loans Held for Investment
Loans and Leases Held for Investment:
Mortgage Loans:
Multi-family	$32,195,256	74.77%	$32,236,385	75.28%
Commercial real estate	7,027,236	16.32	6,835,763	15.96
One-to-four family	208,108	0.48	235,989	0.55
Acquisition, development, and construction	115,947	0.27	89,790	0.21

Total mortgage loans held for investment (1)	39,546,547	91.84	$39,397,927	92.00

Other Loans:
Commercial and industrial	1,610,550	3.74	1,682,519	3.93
Lease financing, net of unearned income of $110,582 and $116,366, respectively	1,898,980	4.41	1,734,824	4.05

Total commercial and industrial loans (2)	3,509,530	8.15	3,417,343	7.98
Other	5,593	0.01	6,520	0.02

Total other loans held for investment (1)	3,515,123	8.16	3,423,863	8.00

Total loans and leases held for investment	$43,061,670	100.00%	$42,821,790	100.00%

Net deferred loan origination costs	63,469		61,808
Allowance for credit losses loans and leases	(197,758)		(194,043)

Total loans and leases held for investment, net	$42,927,381		$42,689,555
Loans held for sale (3)	141,435		117,136

Total loans and leases, net	$43,068,816		$42,806,691

(1)
Excludes accrued interest receivable of $219.0 million and $219.1 million at March 31, 2021 and December 31, 2020, respectively, which is included in other assets in the Consolidated Statements of Condition.

(2)
Includes specialty finance loans and leases of $3.2 billion and $3.0 billion, respectively, at March 31, 2021 and December 31, 2020, and other C&I loans of $350.8 million and $393.3 million, respectively, at March 31, 2021 and December 31, 2020.

(3)	Includes deferred loan origination fees of $3.8 million and $1.7 million at March 31, 2021 and December 31, 2020, respectively.

The following table sets forth the composition of the loan and lease portfolio at the dates indicated:

	December 31, 2020		December 31, 2019
(dollars in thousands)	Amount	Percent of Loans Held for Investment	Amount	Percent of Loans Held for Investment
Loans and Leases Held for Investment:
Mortgage Loans:
Multi-family	$32,236,385	75.28%	$31,158,672	74.46%
Commercial real estate	6,835,763	15.96	7,081,910	16.93
One-to-four family	235,989	0.55	380,361	0.91
Acquisition, development, and construction	89,790	0.21	200,596	0.48

Total mortgage loans held for investment (1)	39,397,927	92.00	38,821,539	92.78

Other Loans:
Commercial and industrial	1,682,519	3.93	1,742,380	4.16
Lease financing, net of unearned income of $116,366 and $104,826, respectively	1,734,824	4.05	1,271,998	3.04

Total commercial and industrial loans (2)	3,417,343	7.98	3,014,378	7.20
Other	6,520	0.02	8,102	0.02

Total other loans held for investment	3,423,863	8.00	3,022,480	7.22

Total loans and leases held for investment (1)	$42,821,790	100.00%	$41,844,019	100.00%

Net deferred loan origination costs	61,808		50,136
Allowance for loan and lease losses	(194,043)		(147,638)

Total loans and leases held for investment, net	$42,689,555		$41,746,517
Loans held for sale (3)	117,136		—

Total loans and leases, net	$42,806,691		$41,746,517

(1)
Excludes accrued interest receivable of $219.1 million and $116.9 million at December 31, 2020 and December 31, 2019, respectively, which is included in other assets in the Consolidated Statements of Condition.

(2)
Includes specialty finance loans and leases of $3.0 billion and $2.6 billion, respectively, at December 31, 2020 and December 31, 2019, and other C&I loans of $393.3 million and $420.1 million, respectively, at December 31, 2020 and December 31, 2019.

(3)	Includes deferred loan origination fees of $1.7 million.

Quality of Loans Held for Investment
The following table presents information regarding the quality of the Company’s loans held for investment at March 31, 2021:

(in thousands)	Loans 30-89 Days Past Due	Non- Accrual Loans	Loans 90 Days or More Delinquent and Still Accruing Interest	Total Past Due Loans	Current Loans	Total Loans Receivable
Multi-family	$961	$9,888	$—	$10,849	$32,184,407	$32,195,256
Commercial real estate	19,371	11,573	—	30,944	6,996,292	7,027,236
One-to-four family	—	1,466	—	1,466	206,642	208,108
Acquisition, development, and construction	—	—	—	—	115,947	115,947
Commercial and industrial (1)(2)	—	10,247	—	10,247	3,499,283	3,509,530
Other	13	4	—	17	5,576	5,593

Total loans and leases held for investment	$20,345	$33,178	$—	$53,523	$43,008,147	$43,061,670

(1)	Includes $10.1 million of taxi medallion-related loans that were 90 days or more past due. There were no taxi medallion-related loans that were 30 to 89 days past due.
(2)	Includes lease financing receivables, all of which were current.
The following table presents information regarding the quality of the Company’s loans held for investment at December 31, 2020:

(in thousands)	Loans 30-89 Days Past Due	Non- Accrual Loans	Loans 90 Days or More Delinquent and Still Accruing Interest	Total Past Due Loans	Current Loans	Total Loans Receivable
Multi-family	$4,091	$4,068	$—	$8,159	$32,228,226	$32,236,385
Commercial real estate	9,989	12,142	—	22,131	6,813,632	6,835,763
One-to-four family	1,575	1,696	—	3,271	232,718	235,989
Acquisition, development, and construction	—	—	—	—	89,790	89,790
Commercial and industrial (1)(2)	—	19,866	—	19,866	3,397,477	3,417,343
Other	3	13	—	16	6,504	6,520

Total	$15,658	$37,785	$—	$53,443	$42,768,347	$42,821,790

(1)	Includes $18.6 million of taxi medallion-related loans that were 90 days or more past due. There were no taxi medallion-related loans that were 30 to 89 days past due.
(2)	Includes lease financing receivables, all of which were current.

The following table presents information regarding the quality of the Company’s loans held for investment at December 31, 2020:

(in thousands)	Loans 30-89 Days Past Due	Non- Accrual Loans	Loans 90 Days or More Delinquent and Still Accruing Interest	Total Past Due Loans	Current Loans	Total Loans Receivable
Multi-family	$4,091	$4,068	$—	$8,159	$32,228,226	$32,236,385
Commercial real estate	9,989	12,142	—	22,131	6,813,632	6,835,763
One-to-four family	1,575	1,696	—	3,271	232,718	235,989
Acquisition, development, and construction	—	—	—	—	89,790	89,790
Commercial and industrial (1) (2)	—	19,866	—	19,866	3,397,477	3,417,343
Other	3	13	—	16	6,504	6,520

Total	$15,658	$37,785	$—	$53,443	$42,768,347	$42,821,790

(1)	Includes $18.6 million of taxi medallion-related loans that were 90 days or more past due. There were no taxi medallion-related loans that were 30 to 89 days past due.
(2)	Includes lease financing receivables, all of which were current.
The following table presents information regarding the quality of the Company’s loans held for investment at December 31, 2019:

(in thousands)	Loans 30-89 Days Past Due	Non- Accrual Loans	Loans 90 Days or More Delinquent and Still Accruing Interest	Total Past Due Loans	Current Loans	Total Loans Receivable
Multi-family	$1,131	$5,407	$—	$6,538	$31,152,134	$31,158,672
Commercial real estate	2,545	14,830	—	17,375	7,064,535	7,081,910
One-to-four family	—	1,730	—	1,730	378,631	380,361
Acquisition, development, and construction	—	—	—	—	200,596	200,596
Commercial and industrial (1) (2)	—	39,024	—	39,024	2,975,354	3,014,378
Other	44	252	—	296	7,806	8,102

Total	$3,720	$61,243	$—	$64,963	$41,779,056	$41,844,019

(1)	Includes $30.4 million of taxi medallion-related loans that were 90 days or more past due. There were no taxi medallion-related loans that were 30 to 89 days past due.
(2)	Includes lease financing receivables, all of which were current.

Portfolio of Loans Held for Investment by Credit Quality Indicator
The following table summarizes the Company’s portfolio of loans held for investment by credit quality indicator at March 31, 2021:

	Mortgage Loans					Other Loans
(in thousands)	Multi- Family	Commercial Real Estate	One-to- Four Family	Acquisition, Development, and Construction	Total Mortgage Loans	Commercial and Industrial (1)	Other	Total Other Loans
Credit Quality Indicator:
Pass	$30,647,027	$5,867,168	$194,220	$101,958	$36,810,373	$3,450,432	$5,589	$3,456,021
Special mention	875,091	785,007	5,354	13,989	1,679,441	2,071	—	2,071
Substandard	673,138	375,061	8,534	—	1,056,733	57,027	4	57,031
Doubtful	—	—	—	—	—	—	—	—

Total	$32,195,256	$7,027,236	$208,108	$115,947	$39,546,547	$3,509,530	$5,593	$3,515,123

(1)	Includes lease financing receivables, all of which were classified as Pass.
The following table summarizes the Company’s portfolio of loans held for investment by credit quality indicator at December 31, 2020:

	Mortgage Loans					Other Loans
(in thousands)	Multi- Family	Commercial Real Estate	One-to- Four Family	Acquisition, Development, and Construction	Total Mortgage Loans	Commercial and Industrial (1)	Other	Total Other Loans
Credit Quality Indicator:
Pass	$31,220,071	$5,884,244	$221,861	$68,233	$37,394,409	$3,388,293	$6,507	$3,394,800
Special mention	566,756	637,101	12,436	21,557	1,237,850	2,842	—	2,842
Substandard	449,558	314,418	1,692	—	765,668	26,208	13	26,221
Doubtful	—	—	—	—	—	—	—	—

Total	$32,236,385	$6,835,763	$235,989	$89,790	$39,397,927	$3,417,343	$6,520	$3,423,863

(1)	Includes lease financing receivables, all of which were classified as Pass.

The following table summarizes the Company’s portfolio of loans held for investment by credit quality indicator at December 31, 2020:

	Mortgage Loans					Other Loans
(in thousands)	Multi- Family	Commercial Real Estate	One-to- Four Family	Acquisition, Development, and Construction	Total Mortgage Loans	Commercial and Industrial (1)	Other	Total Other Loans
Credit Quality Indicator:
Pass	$31,220,071	$5,884,244	$221,861	$68,233	$37,394,409	$3,388,293	$6,507	$3,394,800
Special mention	566,756	637,101	12,436	21,557	1,237,850	2,842	—	2,842
Substandard	449,558	314,418	1,692	—	765,668	26,208	13	26,221
Doubtful	—	—	—	—	—	—	—	—

Total	$32,236,385	$6,835,763	$235,989	$89,790	$39,397,927	$3,417,343	$6,520	$3,423,863

(1)	Includes lease financing receivables, all of which were classified as Pass.
The following table summarizes the Company’s portfolio of loans held for investment by credit quality indicator at December 31, 2019:

	Mortgage Loans					Other Loans
(in thousands)	Multi- Family	Commercial Real Estate	One-to- Four Family	Acquisition, Development, and Construction	Total Mortgage Loans	Commercial and Industrial (1)	Other	Total Other Loans
Credit Quality Indicator:
Pass	$30,903,657	$6,902,218	$377,883	$158,751	$38,342,509	$2,960,557	$7,850	$2,968,407
Special mention	239,664	104,648	748	41,456	386,516	1,588	—	1,588
Substandard	15,351	75,044	1,730	389	92,514	52,233	252	52,485
Doubtful	—	—	—	—	—	—	—

Total	$31,158,672	$7,081,910	$380,361	$200,596	$38,821,539	$3,014,378	$8,102	$3,022,480

(1)	Includes lease financing receivables, all of which were classified as Pass.

Schedule of Credit Quality Indicator, Loan Class, and Year of Origination, the Amortized Cost Basis of Loans and Leases
The following table presents, by credit quality indicator, loan class, and year of origination, the amortized cost basis of the Company’s loans and leases as of March 31, 2021.

(in thousands)	Vintage Year
Risk Rating Group	2021	2020	2019	2018	2017	Prior To 2017	Revolving Loans	Total
Pass	$2,092,263	$9,587,201	$6,432,567	$5,472,277	$3,995,854	$9,238,124	$20,182	$36,838,468
Special Mention	—	13,067	215,301	345,152	136,466	969,925	—	1,679,911
Substandard	—	—	193,116	249,729	109,848	503,900	—	1,056,593

Total mortgage loans	$2,092,263	$9,600,268	$6,840,984	$6,067,158	$4,242,168	$10,711,949	$20,182	$39,574,972
Pass	249,885	1,004,860	679,606	149,190	195,499	235,594	976,916	3,491,550
Special Mention	—	—	71	—	—	—	2,000	2,071
Substandard	—	2,132	3,723	1,840	8,688	13,844	26,319	56,546

Total other loans	249,885	1,006,992	683,400	151,030	204,187	249,438	1,005,235	3,550,167

Total	$2,342,148	$10,607,260	$7,524,384	$6,218,188	$4,446,355	$10,961,387	$1,025,417	$43,125,139

The following table presents, by credit quality indicator, loan class, and year of origination, the amortized cost basis of the Company’s loans and leases as of December 31, 2020.

(in thousands)	Vintage Year
Risk Rating Group	2020	2019	2018	2017	2016	Prior To 2016	Revolving Loans	Total
Pass	$9,819,431	$6,719,587	$5,986,476	$4,260,433	$3,062,012	$7,571,266	$24,608	$37,443,813
Special Mention	13,067	116,400	176,428	164,635	332,176	425,632	—	1,228,338
Substandard	—	121,861	177,123	60,924	221,835	172,293	—	754,036

Total mortgage loans	$9,832,498	$6,957,848	$6,340,027	$4,485,992	$3,616,023	$8,169,191	$24,608	$39,426,187
Pass	962,956	757,220	180,133	209,963	126,680	144,999	1,046,400	3,428,351
Special Mention	—	42	—	—	—	—	2,800	2,842
Substandard	2,987	5,284	3,103	12,558	1,252	1,034	—	26,218

Total other loans	965,943	762,546	183,236	222,521	127,932	146,033	1,049,200	3,457,411

Total	$10,798,441	$7,720,394	$6,523,263	$4,708,513	$3,743,955	$8,315,224	$1,073,808	$42,883,598

Summary of Collateral-Dependent Loans Held for Investment by Collateral Type
The following table summarizes the extent to which collateral secures the Company’s collateral-dependent loans held for investment by collateral type as of March 31, 2021:

	Collateral Type
(in thousands)	Real Property	Other
Multi-family	$6,840	$—
Commercial real estate	25,386	—
One-to-four family	329	—
Acquisition, development, and construction	—	—
Commercial and industrial	—	16,769
Other	—	—

Total collateral-dependent loans held for investment	$32,555	$16,769

The following table summarizes the extent to which collateral secures the Company’s collateral-dependent loans held for investment by collateral type as of December 31, 2020:

	Collateral Type
(in thousands)	Real Property	Other
Multi-family	$7,525	$—
Commercial real estate	25,462	—
One-to-four family	557	—
Acquisition, development, and construction	—	—
Commercial and industrial	—	26,487
Other	—	—

Total collateral-dependent loans held for investment	$33,544	26,487

Details of Interest Income on Non-Accrual Loans
The interest income that would have been recorded under the original terms of non-accrual
loans at the respective year-ends, and the interest income actually recorded on these loans in the respective years, is summarized below:

	December 31,
(in thousands)	2020	2019	2018
Interest income that would have been recorded	$4,491	$5,599	$4,145
Interest income actually recorded	(939)	(3,409)	(3,480)

Interest income foregone	$3,552	$2,190	$665

Information Regarding Troubled Debt Restructurings
The following table presents information regarding the Company’s TDRs as of March 31, 2021 and December 31, 2020:

	March 31, 2021			December 31, 2020
(in thousands)	Accruing	Non-Accrual	Total	Accruing	Non-Accrual	Total
Loan Category:
Multi-family	$—	$6,840	$6,840	$—	$—	$—
Commercial real estate	14,894	—	14,894	14,967	—	14,967
One-to-four family	—	330	330	—	557	557
Commercial and industrial (1)	—	10,134	10,134	—	18,761	18,761

Total	$14,894	$17,304	$32,198	$14,967	$19,318	$34,285

(1)	Includes $10.0 million and $17.5 million of taxi medallion-related loans at March 31, 2021 and December 31, 2020, respectively.

The following table presents information regarding the Company’s TDRs as of December 31, 2020 and 2019:

	December 31, 2020			December 31, 2019
(in thousands)	Accruing	Non- Accrual	Total	Accruing	Non- Accrual	Total
Loan Category:
Multi-family	$—	$—	$—	—	3,577	3,577
Commercial real estate	14,967	—	14,967	—	—	—
One-to-four family	—	557	557	—	584	584
Acquisition, development, and construction	—	—	—	389	—	389
Commercial and industrial (1)	—	18,761	18,761	865	35,084	35,949

Total	$14,967	$19,318	$34,285	1,254	39,245	40,499

(1)	Includes $ 17.5 million and $ 27.3 million of taxi medallion-related loans at December 31, 2020 and 2019, respectively.

Financial Effects of Troubled Debt Restructurings
The eligibility of a borrower for
work-out
concessions of any nature depends upon the facts and circumstances of each loan, which may change from period to period, and involves judgment by Company personnel regarding the likelihood that the concession will result in the maximum recovery for the Company.
The financial effects of the Company’s TDRs for the three months ended March 31, 2021 and 2020 are summarized as follows:

	For the Three Months Ended March 31, 2021
				Weighted Average Interest Rate
(dollars in thousands)	Number of Loans	Pre- Modification Recorded Investment	Post- Modification Recorded Investment	Pre- Modification	Post- Modification	Charge- off Amount	Capitalized Interest
Loan Category:
Multi-family	1	$7,515	$7,515	3.13%	3.25%	$—	$—

	For the Three Months Ended March 31, 2020
				Weighted Average Interest Rate
(dollars in thousands)	Number of Loans	Pre- Modification Recorded Investment	Post- Modification Recorded Investment	Pre- Modification	Post- Modification	Charge- off Amount	Capitalized Interest
Loan Category:
Commercial and industrial	8	$1,920	$1,572	3.29%	3.24%	$348	$—

The financial effects of the Company’s TDRs for the twelve months ended December 31, 2020, 2019 and 2018 are summarized as follows:

	For the Twelve Months Ended December 31, 2020
				Weighted Average Interest Rate
(dollars in thousands)	Number of Loans	Pre- Modification Recorded Investment	Post- Modification Recorded Investment	Pre- Modification	Post- Modification	Charge- off Amount	Capitalized Interest
Loan Category:
Commercial real estate	1	$15,119	$15,119	8.00%	3.50%	$—	$—
Commercial and industrial	42	8,912	7,471	2.36	2.23	1,441	—

Total	43	$24,031	$22,590			$1,441	$—

	For the Twelve Months Ended December 31, 2019
				Weighted Average Interest Rate
(dollars in thousands)	Number of Loans	Pre- Modification Recorded Investment	Post- Modification Recorded Investment	Pre- Modification	Post- Modification	Charge- off Amount	Capitalized Interest
Loan Category:
One-to-four family	1	131	131	5.50	5.50	—	3
Commercial and industrial	72	35,156	30,685	4.31	4.37	4,471	—

Total	73	$35,287	$30,816			$4,471	$3

	For the Twelve Months Ended December 31, 2018
				Weighted Average Interest Rate
(dollars in thousands)	Number of Loans	Pre- Modification Recorded Investment	Post- Modification Recorded Investment	Pre- Modification	Post- Modification	Charge- off Amount	Capitalized Interest
Loan Category:
Acquisition, development, and construction	1	$900	$900	4.50%	4.50%	$—	$—
Commercial and industrial	21	7,763	5,455	3.25	3.13	2,308	—

Total	22	$8,663	$6,355			$2,308	$—